Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Operating lease revenue	$ 293,743	$ 464,399
Operating lease revenue			$ 399,514
Finance lease revenue	557	618
Finance lease revenue			675
Gain on sale of aircraft	36,003	97,323	13,398
Interest and other income	4,052	12,684	4,712
Total revenues	334,355	575,024	418,299
Expenses
Depreciation	129,561	140,798	144,084
Flight equipment impairment	115,000	0	0
Interest expense	103,292	137,133	144,742
Selling, general and administrative	30,902	35,304	31,185
Provision for uncollectible operating lease receivables	4,000	0	0
Loss (gain) on derivatives	1,648	2,720	(2,382)
Fair value loss on marketable securities	13,025	0	0
Loss on modification and extinguishment of debt	1,862	9,590	2,474
Maintenance and other costs	6,622	3,075	2,547
Total expenses	405,912	328,620	322,650
Net income (loss) before provision (benefit) for income taxes	(71,557)	246,404	95,649
Provision (benefit) for income taxes	(4,132)	20,527	9,926
Net income (loss)	$ (67,425)	$ 225,877	$ 85,723
Weighted average number of shares:
Basic (in shares)	30,551,873	31,607,781	29,744,083
Diluted (in shares)	30,551,873	31,715,469	29,783,904
Earnings (loss) per share:
Basic (in dollars per share)	$ (2.21)	$ 7.15	$ 2.88
Diluted (in dollars per share)	$ (2.21)	$ 7.12	$ 2.88